Strategic investments - Additional information (Details) - CAD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Payments for purchase of investments					$ 4,158,240
Accounts receivable	$ 892,609				892,609
Proceeds from exercise of warrants					5,623,322	$ 0
Gain From Initial Recognition Of Warrants Deferred					$ 859,998	$ 24,017
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Number of instruments purchased	2,687,000	4,000,000		1,200,000	7,887,000
Number of instruments received to settle trade receivables from HPQ			4,394,600		4,394,600
Increase in investments through receipts for settlement of trade receivables			$ 395,414		$ 395,514
Number of instruments disposed	16,429,400				(17,241,400)	(2,900,000)
Decrease in investments through disposals	$ 10,798,056				$ (10,798,056)	$ (261,000)
Gain on disposal of investments	6,773,512
Accounts receivable	$ 892,609				$ 892,609
Number of instruments exercised					1,500,000
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Number of instruments purchased		4,000,000		1,200,000	5,200,000
Number of instruments received to settle trade receivables from HPQ			4,394,600		4,394,600
Increase in investments through receipts for settlement of trade receivables					$ 0
Number of instruments disposed					0	0
Decrease in investments through disposals					$ 0	$ 0
Number of instruments exercised	1,500,000				(1,500,000)
Proceeds from exercise of warrants	$ 202,500
HPQ Silicon Resources Inc.
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest held	11.55%				11.55%	11.51%
Payments for purchase of investments	$ 1,495,742	$ 2,400,000		$ 60,000